SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD	12 Months Ended
Dec. 31, 2011
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

	December 31,
	2010	2011
	(In thousands of RMB except share and per share amounts)
ASSETS
Cash and cash equivalents	241	32,617
Due from subsidiaries	32,185	1,438
Prepaid expenses and other current assets	3,991	1,874
Investment in subsidiaries	746,124	757,465

Total assets	782,541	793,394

LIABILITIES AND EQUITY
Due to subsidiaries	8,322	8,368
Prepaid subscription	2,229	646
Accrued expenses	5,070	5,302

Total liabilities	15,621	14,316

Equity:
Ordinary shares, par value $.001, 1,000,000,000 shares authorized, 103,032,000 and 103,844,239 shares issued and outstanding as of December 31, 2010 and 2011, respectively	736	741
Additional paid-in capital	682,577	702,995
Retained earnings	89,382	82,432
Accumulated other comprehensive loss	(5,775)	(7,090)

Total equity	766,920	779,078

Total liabilities and equity	782,541	793,394

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2009	2010	2011
	(In thousands of RMB)
Operating costs and expenses	(120)	(6,441)	(19,685)

Loss from operations	(120)	(6,441)	(19,685)
Other income	3	1,899	1,127
Investment income from subsidiaries	41,742	67,352	11,608

Net income(loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	41,625	62,810	(6,950)
Dividend on Series A convertible preferred shares	(3,946)	—	—

Net income(loss) attributable to ordinary shareholders	37,679	62,810	(6,950)

COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD.

SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE

COOKING RESTAURANT CHAIN CO., LTD.

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2009	2010	2011
	(In thousands of RMB)
Cash flows from operating activities:
Net income (loss) attributable to Country Style Cooking Restaurant Chain Co., Ltd.	41,625	62,810	(6,950)
Investment income from subsidiaries	(41,742)	(67,352)	(11,608)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	—	5,720	15,818
Decrease (Increase) in due from subsidiaries	(10)	(32,156)	30,747
Increase in due to subsidiaries	—	8,146	46
Decrease (Increase) in prepaid expenses and other current assets	(1,900)	(2,091)	2,117
Decrease in accrued liability	2,000	1,874	1,124

Net cash Provided by (used in) operating activities	(27)	(23,049)	31,294

Cash flows from investing activities:
Investment in subsidiaries	—	(546,606)	—

Net cash used in investing activities	—	(546,606)	—

Cash flows from financing activities:
Dividend paid to Series A	—	(3,946)	—
Proceeds from early exercise of employee stock options	—	2,833	3,085
Proceeds from issuance of ordinary shares	—	589,672	—
Ordinary share issuance costs	—	(16,905)	(891)

Net cash provided by financing activities	—	571,654	2,194

Effect of exchange rate change	(3)	(1,858)	(1,112)

Net increase (decrease) in cash and cash equivalents	(30)	141	32,376
Cash and cash equivalents, beginning of year	130	100	241

Cash and cash equivalents, end of year	100	241	32,617

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12004(a) and 50040(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.